Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Trade and other payables [abstract]
Payables to contractors and equipment suppliers	¥ 70,526		¥ 82,444
Payables to telecommunications products suppliers	4,349		4,548
Customer/contractor deposits	6,381		5,262
Repair and maintenance expense payables	6,252		5,348
Bills payable			49
Salary and welfare payables	5,900		3,711
Interest payable	299		709
Amounts due to services providers/content providers	1,920		2,253
VAT received from customer in advance	3,398
Accrued expenses	15,935		14,845
Others	7,498		6,091
Accounts payables and accrued liabilities	¥ 122,458	$ 17,811	¥ 125,260